Schedule of Investments (unaudited)
June 30, 2025
iShares® Global Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.7%
Cochlear Ltd.	34,967	$6,915,635
CSL Ltd.	258,772	40,875,770
Pro Medicus Ltd.	29,211	5,466,390
Sigma Healthcare Ltd.	3,082,980	6,068,216
Sonic Healthcare Ltd.	257,356	4,542,639
		63,868,650
Belgium — 0.8%
Argenx SE(a)	32,472	17,975,938
UCB SA	64,388	12,668,840
		30,644,778
Brazil — 0.1%
Rede D'Or Sao Luiz SA(b)	576,659	3,759,412
Denmark — 3.5%
Coloplast A/S, Class B	66,672	6,347,369
Genmab A/S(a)	35,578	7,388,426
Novo Nordisk A/S, Class B	1,689,190	117,050,746
Zealand Pharma A/S(a)(c)	34,102	1,912,512
		132,699,053
France — 2.8%
EssilorLuxottica SA	154,036	42,297,163
Eurofins Scientific SE	68,999	4,917,236
Sanofi SA	571,514	55,330,417
Sartorius Stedim Biotech	14,087	3,370,491
		105,915,307
Germany — 1.5%
Bayer AG, Registered	525,034	15,817,860
Fresenius Medical Care AG	107,028	6,149,310
Fresenius SE & Co. KGaA	223,629	11,253,636
Merck KGaA	69,070	8,955,506
QIAGEN NV	117,031	5,638,511
Siemens Healthineers AG(b)	162,764	9,035,737
		56,850,560
Japan — 4.2%
Astellas Pharma Inc.	967,075	9,468,584
Chugai Pharmaceutical Co. Ltd.	340,800	17,795,833
Daiichi Sankyo Co. Ltd.	1,019,700	23,624,496
Eisai Co. Ltd.	152,600	4,382,736
Hoya Corp.	184,800	21,947,233
M3 Inc.	229,200	3,148,452
Olympus Corp.	604,400	7,179,257
Ono Pharmaceutical Co. Ltd.	248,200	2,689,934
Otsuka Holdings Co. Ltd.	280,200	13,892,117
Shionogi & Co. Ltd.	431,000	7,758,981
Sysmex Corp.	260,000	4,525,873
Takeda Pharmaceutical Co. Ltd.	850,092	26,244,876
Terumo Corp.	791,200	14,519,995
		157,178,367
Netherlands — 0.3%
Koninklijke Philips NV	426,022	10,229,790
South Korea — 0.5%
Celltrion Inc.	83,103	9,806,149
Samsung Biologics Co. Ltd.(a)(b)	9,855	7,231,772
		17,037,921
Spain — 0.0%
Grifols SA(a)	154,655	1,887,098
Sweden — 0.1%
Getinge AB, Class B	117,132	2,353,267
Security	Shares	Value
Switzerland — 9.1%
Alcon AG	267,053	$23,683,039
Galderma Group AG	62,457	9,078,480
Lonza Group AG, Registered	38,599	27,604,594
Novartis AG, Registered	1,018,636	123,639,080
Roche Holding AG, Bearer	15,482	5,380,476
Roche Holding AG, NVS	376,427	122,873,173
Sandoz Group AG	235,146	12,886,795
Sonova Holding AG, Registered	26,604	7,933,989
Straumann Holding AG	63,433	8,302,727
		341,382,353
United Kingdom — 5.1%
AstraZeneca PLC	830,819	115,624,362
GSK PLC	2,215,702	42,245,583
Haleon PLC	4,815,178	24,748,214
Smith & Nephew PLC	467,299	7,156,322
		189,774,481
United States — 69.8%
Abbott Laboratories	932,190	126,787,162
AbbVie Inc.	946,424	175,675,223
Agilent Technologies Inc.	152,465	17,992,395
Align Technology Inc.(a)	37,066	7,017,706
Amgen Inc.	287,096	80,160,074
Baxter International Inc.	271,701	8,227,106
Becton Dickinson & Co.	153,451	26,431,935
Biogen Inc.(a)	77,941	9,788,610
Bio-Techne Corp.	83,949	4,319,176
Boston Scientific Corp.(a)	792,675	85,141,222
Bristol-Myers Squibb Co.	1,090,379	50,473,644
Cardinal Health Inc.	129,100	21,688,800
Cencora Inc.	92,233	27,656,065
Centene Corp.(a)	264,667	14,366,125
Charles River Laboratories International Inc.(a)(c)	27,688	4,201,100
Cigna Group (The)	143,133	47,316,907
Cooper Companies Inc. (The)(a)	107,206	7,628,779
CVS Health Corp.	676,865	46,690,148
Danaher Corp.	342,032	67,565,001
DaVita Inc.(a)	23,513	3,349,427
Dexcom Inc.(a)	208,800	18,226,152
Edwards Lifesciences Corp.(a)	315,204	24,652,105
Elevance Health Inc.	121,055	47,085,553
Eli Lilly & Co.	421,090	328,252,288
GE HealthCare Technologies Inc., NVS(a)	244,392	18,102,115
Gilead Sciences Inc.	666,036	73,843,411
HCA Healthcare Inc.	92,806	35,553,979
Henry Schein Inc.(a)(c)	67,107	4,902,166
Hologic Inc.(a)	119,259	7,770,916
Humana Inc.	64,472	15,762,115
IDEXX Laboratories Inc.(a)(c)	43,761	23,470,775
Incyte Corp.(a)	86,355	5,880,776
Insulet Corp.(a)	37,485	11,777,037
Intuitive Surgical Inc.(a)(c)	192,037	104,354,826
IQVIA Holdings Inc.(a)	89,406	14,089,492
Johnson & Johnson	1,289,154	196,918,274
Labcorp Holdings Inc.	44,571	11,700,333
McKesson Corp.	66,976	49,078,673
Medtronic PLC	685,286	59,736,381
Merck & Co. Inc.	1,345,390	106,501,072
Mettler-Toledo International Inc.(a)	11,176	13,128,671
Moderna Inc.(a)(c)	180,977	4,993,155
Molina Healthcare Inc.(a)	29,578	8,811,286
Pfizer Inc.	3,046,172	73,839,209

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Healthcare ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Quest Diagnostics Inc.	59,321	$10,655,831
Regeneron Pharmaceuticals Inc.	56,225	29,518,125
ResMed Inc.	78,490	20,250,420
Revvity Inc.	65,522	6,337,288
Solventum Corp.(a)(c)	74,402	5,642,648
STERIS PLC	52,508	12,613,472
Stryker Corp.	183,532	72,610,765
Thermo Fisher Scientific Inc.	202,258	82,007,529
UnitedHealth Group Inc.	486,038	151,629,275
Universal Health Services Inc., Class B	31,607	5,725,608
Vertex Pharmaceuticals Inc.(a)	137,235	61,097,022
Viatris Inc.	641,810	5,731,363
Waters Corp.(a)	31,731	11,075,388
West Pharmaceutical Services Inc.	38,896	8,510,445
Zimmer Biomet Holdings Inc.	106,130	9,680,117
Zoetis Inc.	239,311	37,320,550
		2,621,313,211
Total Common Stocks — 99.5% (Cost: $3,405,139,463)		3,734,894,248
Preferred Stocks
Germany — 0.1%
Sartorius AG, Preference Shares, NVS	13,018	3,315,657
Total Preferred Stocks — 0.1% (Cost: $4,513,941)		3,315,657
Total Long-Term Investments — 99.6% (Cost: $3,409,653,404)		3,738,209,905
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	15,025,749	$15,031,759
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	5,880,000	5,880,000
Total Short-Term Securities — 0.5% (Cost: $20,910,390)		20,911,759
Total Investments — 100.1% (Cost: $3,430,563,794)		3,759,121,664
Liabilities in Excess of Other Assets — (0.1)%		(4,792,590)
Net Assets — 100.0%		$3,754,329,074

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,962,449	$7,072,487 (a)	$—	$(3,769)	$593	$15,031,759	15,025,749	$31,586 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,820,000	2,060,000 (a)	—	—	—	5,880,000	5,880,000	59,610	—
				$(3,769)	$593	$20,911,759		$91,196	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Healthcare ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index	113	09/19/25	$15,505	$(64,667)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,625,072,623	$1,109,821,625	$—	$3,734,894,248
Preferred Stocks	—	3,315,657	—	3,315,657
Short-Term Securities
Money Market Funds	20,911,759	—	—	20,911,759
	$2,645,984,382	$1,113,137,282	$—	$3,759,121,664
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(64,667)	$—	$—	$(64,667)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares